SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2014
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 7:	SHAREHOLDERS' EQUITY

a.	Ordinary shares

The ordinary shares of the Company entitle their holders to voting rights, the right to receive cash dividend and the right to a share in excess assets upon liquidation of the Company. On November 18, 2013, the shareholders resolved to increase the authorized share capital of the Company to 120,000,000 ordinary shares with a par value of NIS 0.01 each.

b.	Stock Options and Restricted Stock Units

The Company's Equity Incentive Plan (including the U.S. Addendum) (the "Plan") was initially adopted in 2003. The Plan had an initial term of ten years from adoption.

On December 9, 2012, the Company's Board of Directors extended the term of the Plan for an additional ten years. In addition, on August 7, 2013, the Company's Board of Directors approved amendments to the Plan, which include the ability to grant Restricted Stock Units ("RSUs") and restricted stock.

The contractual term of the stock options and RSUs is generally no more than five years and the vesting period of the options and RSUs granted under the Plan is generally 3 years from the date of grant. The rights of the ordinary shares obtained from the exercise of stock options or RSUs are identical to those of the other ordinary shares of the Company.

As of June 30, 2014, 5,649,229 stock options and RSUs remained available for future equity awards.

The following table summarizes the activities for the Company's stock options for the six months ended June 30, 2014:

		Weighted average
			Remaining
			contractual	Aggregate
	Number of	Exercise	term	intrinsic
	options	price	(in Years)	value

Outstanding at January 1, 2014	2,815,963	$3.29	4.72	$24,754
Perion acquisition	1,652,552	$7.00
Granted	1,395,000	$11.63
Exercised	(1,173,144)	$1.06
Cancelled	(22,142)	$5.03
Forfeited	(979,483)	$2.32

Outstanding at June 30, 2014	3,688,746	$9.08	3.47	$6,451

Exercisable at June 30, 2014	1,145,333	$6.45	2.66	$4,207

The following table summarizes the activities for the Company's RSUs for the six months ended June 30, 2014:

	Number of RSUs	Weighted average fair value

Outstanding at January 1, 2014
Perion acquisition	200,000	$10.85
Granted	1,261,400	$12.64
Cancelled	(18,950)	$12.64

Outstanding at June 30, 2014	1,442,450	$12.39

c.
In connection with the termination of one of the Company's officers, the Company reached a settlement under which it accelerates 479,980 stock options upon termination. In accordance with ASC 718, "Compensation - Stock Compensation", the Company reversed expenses previously recorded in connection with the unvested stock options and remasured the award as of the termination date. Total incremental expense incurred in connection with the acceleration amounted to $4,800.